Revenues (Details 1) ₪ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ILS (₪)
Disclosure of major customers [line items]
Revenues	₪ 653	$ 170	₪ 201	₪ 1,432	$ 392	₪ 453
Customer A [Member]
Disclosure of major customers [line items]
Revenues	326			933
Customer B [Member]
Disclosure of major customers [line items]
Revenues	156		94	213		297
Customer C [Member]
Disclosure of major customers [line items]
Revenues			71	65		120
Customer D [Member]
Disclosure of major customers [line items]
Revenues	₪ 141			₪ 141